Strategic Alliances and Collaboration Agreements (Tables)	12 Months Ended
Dec. 31, 2017
Collaboration Agreements [Abstract]
Summary of Revenues Under Strategic Alliances and Collaborations

The following table summarizes our revenues under strategic alliances and collaborations for the periods indicated (in thousands):

	Year Ended December 31,
(Dollars in thousands)	2017	2016	2015
Collaboration Partner A	$4,862	$12,008	$5,123
Collaboration Partner B	5,639	7,395	979
Collaboration Partner C	1,403	28	-
Other	1,094	951	36
Total	$12,998	$20,382	$6,138